(Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue
The following table provides information about disaggregated revenue by major geographical region:

(in Millions)	Year ended December 31, 2018
FMC Agricultural Solutions
North America	$1,090.8
Latin America	1,210.1
Europe, Middle East & Africa	966.0
Asia Pacific	1,018.4
Total FMC Revenue	$4,285.3

The following table provides information about disaggregated revenue by major product category:

(in Millions)	Year ended December 31, 2018
FMC Agricultural Solutions
Insecticides	$2,476.5
Herbicides	1,251.2
Fungicides	268.7
Other	288.9
Total FMC Revenue	$4,285.3

Receivables and contract liabilities
The following table presents the opening and closing balances of FMC's receivables (net of allowances) and contract liabilities from contracts with customers.

(in Millions)	Balance as of December 31, 2017	Balance as of December 31, 2018	Increase (Decrease)
Receivables from contracts with customers, net of allowances	$2,027.5	$2,228.3	$200.8
Contract liabilities: Advance payments from customers	378.8	458.4	79.6